Dividend - Additional Information (Detail) ₩ / shares in Units, ₩ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares
Disclosure of Dividends [abstract]
Dividends paid	₩ 368,685		₩ 482,970		₩ 501,844	₩ 450,394
Dividends paid per share | (per share)		$ 500	₩ 1,960		₩ 1,960	₩ 1,910
Dividends declared			₩ 122,916
Dividends declared per share | $ / shares				$ 500